Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) [Line Items]
Operating tax loss carry-forwards	$ 30,491,000	$ 20,708,000
Israel [Member]
Income Taxes (Details) [Line Items]
Operating tax loss carry-forwards		$ 10,500,000
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	$ 11,900,000
Canada [Member]
Income Taxes (Details) [Line Items]
Expire date	2026	2040